222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES
JENNIFER M. GOODMAN ATTORNEY AT LAW +1 (312) 609-7732 jgoodman@vedderprice.com

August 6, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Wilshire Variable Insurance Trust (“Registrant”) File Nos. 333-15881 and 811-07917

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive date file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on July 22, 2014.

Very truly yours, /s/ Jennifer M. Goodman Jennifer M. Goodman

Enclosures